Business and Organization - Additional Information (Detail) (USD $)			0 Months Ended		0 Months Ended			1 Months Ended					0 Months Ended			1 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended			0 Months Ended
	Aug. 15, 2012	May 08, 2012	Jan. 31, 2013 Hi-Crush Augusta LLC	Aug. 15, 2012 Hi-Crush Augusta LLC	Apr. 29, 2014 Hi-Crush Augusta LLC Subsequent Event	Apr. 16, 2014 Hi-Crush Augusta LLC Subsequent Event	Apr. 08, 2014 Hi-Crush Augusta LLC Subsequent Event	May 09, 2014 Hi-Crush Augusta LLC Subsequent Event	Apr. 28, 2014 Hi-Crush Augusta LLC Subsequent Event	Dec. 31, 2013 Hi-Crush Augusta LLC Quarterly Payment	Jan. 31, 2013 Hi-Crush Augusta LLC Quarterly Payment	Jan. 31, 2013 Hi-Crush Augusta LLC Annual	Jan. 31, 2013 Hi-Crush Augusta LLC Sponsor Class B Units	Jan. 31, 2013 Hi-Crush Augusta LLC Sponsor Class B Units	Jun. 10, 2013 D&I Silica, LLC	Aug. 15, 2012 Initial public offering	Aug. 17, 2012 Initial public offering	Aug. 15, 2012 Common Units	Apr. 08, 2014 Common Units Hi-Crush Augusta LLC Subsequent Event	Jun. 10, 2013 Common Units D&I Silica, LLC	Aug. 15, 2012 Subordinated Units	Apr. 28, 2014 Term Loans Hi-Crush Augusta LLC Subsequent Event	Apr. 06, 2012 Revolving Credit Facility [Member]	Apr. 16, 2014 Revolving Credit Facility [Member] Hi-Crush Augusta LLC Subsequent Event	Apr. 28, 2014 Revolving Credit Facility [Member] Hi-Crush Augusta LLC Subsequent Event	Aug. 21, 2012 Hi Crush Partners Lp Credit Facility [Member]	Mar. 31, 2014 Hi Crush Partners Lp Credit Facility [Member] Hi-Crush Augusta LLC	Apr. 28, 2014 Hi Crush Partners Lp Credit Facility [Member] Hi-Crush Augusta LLC Subsequent Event
Capital Unit [Line Items]
Percentage of limited partner interest		100.00%							9800.00%
Sand reserves and related excavation and processing facilities owned	100.00%
Cash paid to the Partnership	$ 4,606,000
Net intercompany receivables due from the Partnership into capital	23,916,000
Outstanding accounts payable maintained	10,028,000
Number of shares issued																12,937,500		13,640,351			13,640,351
Business acquisition, cash paid			37,500,000		224,250,000		224,250,000								95,159,000
Business acquisition, convertible stock issued													3,750,000
Preferred distribution										3,750,000	3,750,000	15,000,000
Business acquisition, number of shares issued														3,750,000	1,578,947				4,250,000	1,578,947
Line of credit facility, maximum borrowing capacity																						200,000,000	7,500,000		150,000,000	100,000,000	200,000,000	200,000,000
Common units issued								75,000									11,250,000
Proceeds from Issuance of Common Stock						168,463,000		170,828,000
Repayments of Lines of Credit																								$ 124,750,000
Business Acquisition, Percentage of Voting Interests Acquired				9800.00%					98.00%